o 415 SA-1

                         SUPPLEMENT DATED JULY 17, 2006
                  TO THE STATEMENT OF ADDITIONAL INFORMATION OF

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                                   CLASS A & C
                                DATED MAY 1, 2006

The Statement of Additional Information (SAI) is amended as follows:

I. The information under the heading "Fundamental Investment Policies," in the section entitled "Goal, Strategies and Risks," beginning on page 2, is revised to read as follows:

The Fund's investment goal is long-term capital growth.

The Fund may not:

1. Borrow money, except to the extent permitted by the Investment Company Act of 1940 (1940 Act), or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission
   (SEC).

2. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

3. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment goals and policies, and (c) to the extent the entry into a repurchase agreement is deemed to be a loan. The Fund may also make loans to other investment companies to the extent permitted by the 1940 Act or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

4. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from (i) purchasing or selling securities secured by real estate or interests therein or securities of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein, and
   (ii) making, purchasing or selling real estate mortgage loans.

5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

6. Issue senior securities, except to the extent permitted by the 1940 Act and any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC.

7. Invest more than 25% of the Fund's net assets in securities of issuers in any one industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies).

8. Purchase the securities of any one issuer (other than the U.S. government or any of its agencies or instrumentalities or securities of other investment companies, whether registered or excluded from registration under Section 3(c) of the 1940 Act) if immediately after such investment (a) more than 5% of the value of the Fund's total assets would be invested in such issuer or
   (b) more than 10% of the outstanding voting securities of such issuer would be owned by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to such 5% and 10% limitations.

II. The information under the section "Goal, Strategies and Risks - Non-Fundamental Investment Policies," beginning on page 2, is supplemented with the following:

The Fund may invest up to 15% of its net assets in illiquid securities.

III. The information under the section entitled "Officers and Trustees - Independent Board Members," beginning on page 17, is replaced with the following:

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                                     NUMBER
                                     OF
                                     PORTFOLIOS
                                     IN FUND
                                     COMPLEX
 NAME, YEAR                LENGTH    OVERSEEN        OTHER
OF BIRTH AND               OF TIME   BY BOARD    DIRECTORSHIPS
  ADDRESS     POSITION     SERVED    MEMBER*         HELD
-----------------------------------------------------------------
Harris J.     Trustee      Since     142       Director, Bar-S
Ashton (1932)              1992                Foods (meat
500 East                                       packing company).
Broward
Blvd.
Suite 2100
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------
Frank J.      Trustee      Since     21        None
Crothers                   1989
(1944)
500 East
Broward
Blvd.
Suite 2100
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Island Corporate Holdings Ltd.; Director and Vice Chairman, Caribbean Utilities Co. Ltd.; Director and President, Provo Power Company Ltd.; director of various other business and nonprofit organizations; and FORMERLY, Chairman, Atlantic Equipment & Power Ltd. (1977-2003).
-----------------------------------------------------------------
S. Joseph      Trustee     Since     143       None
Fortunato                  1992
(1932)
500 East
Broward
Blvd. Suite 2100
Fort Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
-----------------------------------------------------------------
Edith E.      Trustee      Since     138       Director, Hess
Holiday                    1996                Corporation
(1952)                                         (formerly,
500 East                                       Amerada Hess
Broward                                        Corporation)
Blvd.                                          (exploration and
Suite 2100                                     refining of oil
Fort                                           and gas), H.J.
Lauderdale,                                    Heinz Company
FL 33394-3091                                  (processed foods
                                               and allied
                                               products), RTI
                                               International
                                               Metals, Inc.
                                               (manufacture and
                                               distribution of
                                               titanium),
                                               Canadian
                                               National Railway
                                               (railroad) and
                                               White Mountains
                                               Insurance Group,
                                               Ltd. (holding
                                               company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------
Gordon S.     Trustee      Since     142       Director, Martek
Macklin                    1993                Biosciences
(1928)                                         Corporation,
500 East                                       MedImmune, Inc.
Broward                                        (biotechnology),
Blvd.                                          and
Suite 2100                                     Overstock.com
Fort                                           (Internet
Lauderdale,                                    services); and
FL 33394-3091                                  formerly,
                                               Director, MCI
                                               Communication
                                               Corporation
                                               (subsequently
                                               known as MCI
                                               WorldCom, Inc.
                                               and WorldCom,
                                               Inc.
                                               (communications
                                               services)
                                               (1988-2002),
                                               White Mountains
                                               Insurance Group,
                                               Ltd. (holding
                                               company)
                                               (1987-2004) and
                                               Spacehab, Inc.
                                               (aerospace
                                               services)(2003)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004); Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group
(investment  banking)  (1987-1992);  and  President,   National  Association  of
Securities Dealers, Inc. (1970-1987).
-----------------------------------------------------------------
David W.      Trustee      Since     21        Director,
Niemiec                    May 2006            Emeritus
(1949)                                         Corporation
500 East                                       (assisted
Broward                                        living) and OSI
Blvd.                                          Pharmaceuticals,
Suite 2100                                     Inc.
Fort                                           (pharmaceutical
Lauderdale,                                    products).
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Advisor, Saratoga Partners (private equity fund); Director, various private companies; and FORMERLY, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial Officer, Dillon, Read & Co. Inc. (1982-1997).
-----------------------------------------------------------------
Frank A.      Trustee      Since     105       Director, Hess
Olson (1932)               2003                Corporation
500 East                                       (formerly,
Broward                                        Amerada Hess
Blvd.                                          Corporation)
Suite 2100                                     (exploration and
Fort                                           refining of oil
Lauderdale,                                    and gas) and
FL 33394-3091                                  Sentient Jet
                                               (private jet
                                               service); and
                                               formerly,
                                               Director, Becton
                                               Dickinson and
                                               Company (medical
                                               technology),
                                               Cooper Industries,
                                               Inc. (electrical
                                               products and
                                               tools and hardware),
                                               Health Net, Inc.
                                               (formerly,
                                               Foundation Health)
                                               (integrated managed
                                               care), The Hertz
                                               Corporation,
                                               Pacific Southwest
                                               Airlines, The
                                               RCA Corporation,
                                               Unicom (formerly,
                                               Commonwealth Edison),
                                               UAL Corporation
                                               (airlines) and
                                               White Mountains
                                               Insurance Group,
                                               Ltd. (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer (1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
-----------------------------------------------------------------
Larry D.      Trustee      Since     21        None
Thompson                   May 2006
(1945)
500 East
Broward
Blvd.
Suite 2100
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY, Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (1997-2001); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
-----------------------------------------------------------------
Constantine   Trustee      Since     21        None
D.                         1989
Tseretopoulos
(1954)
500 East
Broward
Blvd.
Suite 2100
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician,  Lyford Cay Hospital  (1987-present);  director of various  nonprofit
organizations;   and  FORMERLY,   Cardiology  Fellow,   University  of  Maryland
(1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
-----------------------------------------------------------------
Robert E.     Trustee      Since     30        Director, El Oro
Wade (1946)                May 2006            and Exploration
500 East                                       Co., p.l.c.
Broward                                        (investments)
Blvd.                                          and ARC Wireless
Suite 2100                                     Solutions, Inc.
Fort                                           (wireless
Lauderdale,                                    components and
FL 33394-3091                                  network
                                               products).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Practicing attorney.
-----------------------------------------------------------------

IV. The information under the heading "Interested Board Members and Officers," in the section entitled "Officers and Trustees," beginning on page 19, is replaced with the following:

-----------------------------------------------------------------
                                     NUMBER
                                     OF
                                     PORTFOLIOS
                                     IN FUND
                                     COMPLEX
 NAME, YEAR                LENGTH    OVERSEEN        OTHER
OF BIRTH AND               OF TIME   BY BOARD    DIRECTORSHIPS
  ADDRESS     POSITION     SERVED    MEMBER*         HELD
--------------------------------------------------------------------------------
**Charles B.  Trustee,     Trustee   142        None
Johnson       Chairman of  and
(1933)        the Board    Chairman
One Franklin  and Vice     of the
Parkway       President    Board
San Mateo,                 since
CA 94403-1906              1995 and
                           Vice
                           President
                           since
                           1992

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board,  Member - Office of the Chairman and  Director,  Franklin
Resources,  Inc.;  Vice  President,   Franklin  Templeton  Distributors,   Inc.;
Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
**Rupert H.   Trustee and  Trustee   124       None
Johnson, Jr.  Vice         since
(1940)        President    1993 and
One Franklin               Vice
Parkway                    President
San Mateo,                 since
CA 94403-1906              1996

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Harmon E.     Vice         Since  Not Applicable     Not Applicable
Burns (1945)  President    1996
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
James M.      Chief        Chief     Not Applicable     Not Applicable
Davis (1952)  Compliance   Compliance
One Franklin  Officer and  Officer
Parkway       Vice         since
San Mateo,    President -  2004 and
CA 94403-1906 AML          Vice
              Compliance   President
                           - AML
                           Compliance
                           since
                           February
                           2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton
Investments and FORMERLY, Director of Compliance, Franklin
Resources, Inc. (1994-2001).
-----------------------------------------------------------------
Jeffrey A.    President    Since     Not Applicable     Not Applicable
Everett       and Chief    October
(1964)        Executive    2005
PO Box        Officer -
N-7759        Investment
Lyford Cay,   Management
Nassau,
Bahamas

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; and officer of 14 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Jimmy D.      Senior Vice   Since    Not Applicable     Not Applicable
Gambill       President     2002
(1947)        and Chief
500 East      Executive
Broward       Officer -
Blvd.         Finance and
Suite 2100    Administration
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
David P.      Vice         Since     Not       Not Applicable
Goss (1947)   President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Barbara J.    Vice         Since     Not Applicable     Not Applicable
Green (1947)  President    2000
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC, Franklin Mutual Advisers, LLC, Franklin Templeton
Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC and Templeton/Franklin Investment Services, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------
John R. Kay   Vice         Since      Not Applicable     Not Applicable
(1940)        President    1994
500 East
Broward
Blvd.
Suite 2100
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President,  Templeton Worldwide,  Inc.; Assistant Vice President,  Franklin
Templeton  Distributors,   Inc.;  Senior  Vice  President,   Franklin  Templeton
Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
-----------------------------------------------------------------
Robert C.     Secretary    Since     Not Applicable     Not Applicable
Rosselot                   2004
(1960)
500 East
Broward
Blvd.
Suite 2100
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and Assistant Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the South and officer of 14 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Gregory R.    Treasurer    Since     Not Applicable     Not Applicable
Seward (1956)              2004
500 East
Broward
Blvd.
Suite 2100
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 16 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).
-----------------------------------------------------------------
Craig S.      Vice         Since     Not Applicable     Not Applicable
Tyle (1960)   President    October
One Franklin               2005
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005) and General Counsel, Investment Company Institute (ICI) (1997-2004).
-----------------------------------------------------------------
Galen G.      Chief        Since     Not Applicable     Not Applicable
Vetter (1951) Financial    2004
500 East      Officer and
Broward       Chief
Blvd.         Accounting
Suite 2100    Officer
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and 1991-2004).
-----------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

V. The first two paragraphs in the section entitled "Organization, Voting Rights and Principal Holders" on page 35 are replaced with the following:

The Fund is a diversified, open-end management investment company, commonly called a mutual fund. The Fund was originally organized as a Massachusetts business trust on October 2, 1989, and was reorganized effective May 26, 2006 as a Delaware statutory trust created on February 28, 2006 and is registered with the SEC.




               Please keep this supplement for future reference.